Stock Portfolio
March 31, 2025
Portfolio of Investments (Unaudited)

Common Stocks — 99.4%
Security	Shares	Value
Aerospace & Defense — 1.2%
HEICO Corp.	30,352	$ 8,109,751
		$ 8,109,751
Beverages — 1.9%
Coca-Cola Co.	182,998	$ 13,106,317
		$ 13,106,317
Biotechnology — 2.3%
AbbVie, Inc.	75,938	$ 15,910,530
		$ 15,910,530
Broadline Retail — 4.7%
Amazon.com, Inc.(1)	171,155	$ 32,563,950
		$ 32,563,950
Building Products — 1.2%
Carrier Global Corp.	126,835	$ 8,041,339
		$ 8,041,339
Capital Markets — 6.5%
Blue Owl Capital, Inc.	491,862	$ 9,856,914
Intercontinental Exchange, Inc.	56,521	9,749,873
S&P Global, Inc.	19,138	9,724,018
Stifel Financial Corp.	35,775	3,372,152
Tradeweb Markets, Inc., Class A	83,425	12,385,275
		$ 45,088,232
Chemicals — 1.2%
Linde PLC	17,256	$ 8,035,084
		$ 8,035,084
Commercial Services & Supplies — 1.3%
Waste Connections, Inc.	45,529	$ 8,886,805
		$ 8,886,805
Communications Equipment — 0.6%
Arista Networks, Inc.(1)	50,299	$ 3,897,167
		$ 3,897,167
Consumer Staples Distribution & Retail — 2.8%
BJ's Wholesale Club Holdings, Inc.(1)	63,924	$ 7,293,728
Security	Shares	Value
Consumer Staples Distribution & Retail (continued)
Walmart, Inc.	139,788	$ 12,271,989
		$ 19,565,717
Electrical Equipment — 1.8%
AMETEK, Inc.	43,193	$ 7,435,243
Eaton Corp. PLC	19,160	5,208,263
		$ 12,643,506
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	61,697	$ 4,046,706
		$ 4,046,706
Entertainment — 3.6%
Liberty Media Corp.-Liberty Formula One, Class C(1)	124,065	$ 11,167,090
Netflix, Inc.(1)	11,275	10,514,276
Spotify Technology SA(1)	6,223	3,422,837
		$ 25,104,203
Financial Services — 5.7%
Mr. Cooper Group, Inc.(1)	98,770	$ 11,812,892
Shift4 Payments, Inc., Class A(1)	121,926	9,962,574
Visa, Inc., Class A	49,283	17,271,720
		$ 39,047,186
Health Care Equipment & Supplies — 3.6%
Abbott Laboratories	84,723	$ 11,238,506
Edwards Lifesciences Corp.(1)	91,171	6,608,074
Intuitive Surgical, Inc.(1)	14,329	7,096,724
		$ 24,943,304
Health Care Providers & Services — 1.0%
McKesson Corp.	10,589	$ 7,126,291
		$ 7,126,291
Hotels, Restaurants & Leisure — 3.8%
Booking Holdings, Inc.	1,972	$ 9,084,827
Flutter Entertainment PLC(1)	44,066	9,762,822
Marriott International, Inc., Class A	30,582	7,284,632
		$ 26,132,281
Insurance — 3.5%
Allstate Corp.	62,740	$ 12,991,572
Arthur J. Gallagher & Co.	33,125	11,436,075
		$ 24,427,647

Stock Portfolio
March 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Interactive Media & Services — 7.0%
Alphabet, Inc., Class C	172,087	$ 26,885,152
Meta Platforms, Inc., Class A	37,708	21,733,383
		$ 48,618,535
IT Services — 1.1%
Gartner, Inc.(1)	17,637	$ 7,402,954
		$ 7,402,954
Life Sciences Tools & Services — 0.9%
Thermo Fisher Scientific, Inc.	12,361	$ 6,150,834
		$ 6,150,834
Machinery — 0.9%
Parker-Hannifin Corp.	10,852	$ 6,596,388
		$ 6,596,388
Oil, Gas & Consumable Fuels — 3.3%
ConocoPhillips	135,820	$ 14,263,816
EQT Corp.	153,902	8,222,984
		$ 22,486,800
Pharmaceuticals — 2.8%
Eli Lilly & Co.	15,899	$ 13,131,143
Zoetis, Inc.	37,884	6,237,601
		$ 19,368,744
Professional Services — 2.6%
Automatic Data Processing, Inc.	23,099	$ 7,057,437
TransUnion	127,652	10,593,840
		$ 17,651,277
Real Estate Management & Development — 2.0%
CoStar Group, Inc.(1)	64,601	$ 5,118,337
FirstService Corp.	52,321	8,682,670
		$ 13,801,007
Semiconductors & Semiconductor Equipment — 10.9%
Analog Devices, Inc.	35,513	$ 7,161,907
Broadcom, Inc.	95,014	15,908,194
Lam Research Corp.	131,304	9,545,801
NVIDIA Corp.	391,220	42,400,423
		$ 75,016,325
Security	Shares	Value
Software — 9.5%
Fair Isaac Corp.(1)	2,625	$ 4,840,920
Microsoft Corp.	128,459	48,222,224
Palo Alto Networks, Inc.(1)	48,906	8,345,320
Synopsys, Inc.(1)	9,608	4,120,391
		$ 65,528,855
Specialty Retail — 2.9%
Burlington Stores, Inc.(1)	44,800	$ 10,677,184
TJX Cos., Inc.	78,543	9,566,537
		$ 20,243,721
Technology Hardware, Storage & Peripherals — 7.1%
Apple, Inc.	219,630	$ 48,786,412
		$ 48,786,412
Trading Companies & Distributors — 1.1%
United Rentals, Inc.	12,459	$ 7,808,055
		$ 7,808,055
Total Common Stocks (identified cost $409,989,077)		$686,135,923

Short-Term Investments — 0.6%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.27%(2)	4,374,757	$ 4,374,757
Total Short-Term Investments (identified cost $4,374,757)		$ 4,374,757
Total Investments — 100.0% (identified cost $414,363,834)		$690,510,680
Other Assets, Less Liabilities — (0.0)%†		$ (182,597)
Net Assets — 100.0%		$690,328,083
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2025.

Stock Portfolio
March 31, 2025
Portfolio of Investments (Unaudited) — continued

The Portfolio did not have any open derivative instruments at March 31, 2025.
Affiliated Investments
At March 31, 2025, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $4,374,757, which represents 0.6% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the fiscal year to date ended March 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$1,361,413	$27,481,074	$(24,467,730)	$ —	$ —	$4,374,757	$21,408	4,374,757
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At March 31, 2025, the hierarchy of inputs used in valuing the Portfolio's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$686,135,923*	$ —	$ —	$686,135,923
Short-Term Investments	4,374,757	—	—	4,374,757
Total Investments	$690,510,680	$ —	$ —	$690,510,680
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
For information on the Portfolio's policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent annual or semi-annual financial statements.
3